Business Acquisitions and Combinations (Details) $ in Millions, $ in Millions								12 Months Ended
	Dec. 06, 2023 CAD ($)	Dec. 06, 2023 USD ($)	Nov. 01, 2023 CAD ($)	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	May 21, 2021 CAD ($)	May 21, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
Business Acquisition [Line Items]
Cash, net of cash acquired								$ 390	$ 0	$ 0
Merger termination fee								0	0	886
Refund of advance for acquisition								$ 0	$ 0	886
Bridge financing and other fees										97
Iowa Northern Railway Company [Member]
Business Acquisition [Line Items]
Payments for acquired business	$ 312	$ 230
Basis difference between consideration paid to acquire and underlying carrying value of the net assets	$ 236
Cape Breton & Central Nova Scotia Railway [Member]
Business Acquisition [Line Items]
Cash, net of cash acquired			$ 78
Business combination, fair value properties			101
Business combination, deferred tax liabilities			$ 18
Kansas City Southern [Member]
Business Acquisition [Line Items]
Merger termination fee				$ 886	$ 700
Refund of advance for acquisition				$ 886	$ 700
Advance paid						$ 845	$ 700
Transaction costs										84		$ 63
Transaction-related costs, gross										125	$ 49
Transaction costs, previously capitalized												$ 76
Foreign exchange gain										41
Additional income, pre-tax										705
Additional income, after-tax										$ 616